Commitments and Contingencies (Details Textual) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments and contingencies [Textual]
Rental expenses	¥ 62,840	¥ 50,837	¥ 40,394
General and administrative expenses	¥ (468,430)	¥ (534,145)	¥ (481,947)
Administrative fines, description	These administrative proceedings have resulted in administrative sanctions, including fines in the range from RMB8 to RMB150 in 2018, which have not been material to the Group.